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                               VAN DEVENTER & HOCH
                               -------------------

                               AMERICAN VALUE FUND



                               SEMI-ANNUAL REPORT
e

                                 APRIL 30, 1999


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                                       VH

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
                     VAN DEVENTER & HOCH AMERICAN VALUE FUND

April 30, 1999


Dear Shareholders:

     The Van Deventer & Hoch American Value Fund rose 8.5 percent in the six-month period ended April 30, 1999. The S&P 500 Stock Index gained 22.3 percent during the same period.

     The Fund's sluggish returns, while still nicely positive, reflected the portfolio's focus on stocks of mid-sized companies which importantly had lower-than-average valuation ratios such as price/earnings and price/book. The S&P Mid-Cap Value Index is a popular market measure which has capitalization and valuation characteristics most similar to the Fund. For comparison purposes, that Index posted a return of 7.8 percent during the period under review.

     The stocks of mid-sized companies have not been very popular with investors in recent years. For the most part, the market's leaders have mainly comprised a comparatively short list of the very largest stocks. With the valuations of some of these larger issues now at historically lofty levels, the stocks of mid-sized companies appear to represent some of the best long-term values currently available to investors. Many of these companies have growth prospects that are at least as favorable, if not superior, to their larger counterparts. Yet, many of these smaller stocks currently sell at prices that compare much more favorably to their underlying assets, revenue and earnings.

     In recent weeks, as other investors have perhaps begun to recognize the favorable valuations of many of these long-ignored issues, the comparative performance of some of these mid-sized stocks has begun to improve. Of course, no one knows just how enduring this shift in investor sentiment might be. But, Van Deventer & Hoch will continue to focus American Value on these reasonably priced issues that have sound long-term prospects. It is believed that a portfolio of stocks with more conservative valuation characteristics is the most likely to achieve shareholders' long-term objectives of both safety and growth of capital.

Cordially,


/s/ Richard A. Snyders

Richard A. Snyders
President

                     VAN DEVENTER & HOCH AMERICAN VALUE FUND

SCHEDULE OF INVESTMENTS AT APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
 Shares      COMMON STOCKS - 79.7%                                 Market Value
--------------------------------------------------------------------------------

             BASIC MATERIALS - 6.1%
 11,500      Longview Fiber Co....................................  $   149,500
                                                                    -----------
 17,500      Louisiana-Pacific Corp...............................      364,219
  7,200      Reliance Steel & Aluminum Co.........................      262,350
                                                                    -----------
                                                                        776,069
                                                                    -----------

             BUILDING & CONSTRUCTION - 1.5%
  6,000      Sherwin-Williams Co..................................      186,750
                                                                    -----------

             CAPITAL GOODS - 4.8%
  2,700      Boeing Co............................................      109,687
  6,500      Crown Cork & Seal Co., Inc...........................      211,250
  3,000      Fluor Corp...........................................      100,125
  7,000      Tenneco, Inc.........................................      189,000
                                                                    -----------
                                                                        610,062
                                                                    -----------

             CHEMICALS - 5.4%
  5,200      Air Products & Chemicals, Inc........................      244,400
  4,800      Lubrizol Corp........................................      132,900
  6,000      Praxair, Inc.........................................      310,500
                                                                    -----------
                                                                        687,800
                                                                    -----------

             CONSUMER CYCLICAL - 7.8%
  4,600      Dillard's, Inc.......................................      127,363
  7,500      Fleetwood Enterprises, Inc...........................      185,156
  7,000      Genuine Parts Co.....................................      210,000
  4,000      Goodyear Tire & Rubber Co............................      228,750
  6,500      ITT Industries, Inc..................................      234,000
                                                                    -----------
                                                                        985,269
                                                                    -----------

             CONSUMER STAPLES - 7.2%
  7,000      Albertson's, Inc.....................................      360,500
  9,500      ConAgra, Inc.........................................      236,313
  5,000      Kimberly-Clark Corp..................................      306,563
                                                                    -----------
                                                                        903,376
                                                                    -----------

                     VAN DEVENTER & HOCH AMERICAN VALUE FUND

--------------------------------------------------------------------------------
 Shares                                                            Market Value
--------------------------------------------------------------------------------

             ENERGY - 14.8%
  2,400      Atlantic Richfield Co. (ARCO)........................      201,450
  3,500      Burlington Resources, Inc............................      161,219
 10,000      Enron Oil & Gas Co...................................      190,000
  7,600      Halliburton Co.......................................      323,950
  9,500      Occidental Petroleum Corp............................      191,781
  5,600      Phillips Petroleum Co................................      283,500
  5,000      Royal Dutch Petroleum Co.............................      293,437
  5,000      Texas Pacific Land Trust.............................      228,750
                                                                    -----------
                                                                      1,874,087
                                                                    -----------

             FINANCIAL - 16.6%
 10,000      Allstate Corp........................................      363,750
  4,697      Banc One Corp........................................      277,123
  3,168      BankAmerica Corp.....................................      228,096
  5,000      Federal National Mortgage Assoc......................      354,687
  3,600      MBIA, Inc............................................      242,100
  2,400      Metris Companies, Inc................................      146,700
  4,000      UNUM Corp............................................      218,500
  6,720      Washington Mutual, Inc...............................      276,360
                                                                    -----------
                                                                      2,107,316
                                                                    -----------

             REAL ESTATE INVESTMENT TRUST - 1.9%
  9,674      BRE Properties, Inc., Class A........................      240,641
                                                                    -----------

             TECHNOLOGY - 5.7%
  6,000      Electronic Data Systems Corp.........................      322,500
  5,000      Hewlett-Packard Co...................................      394,375
                                                                    -----------
                                                                        716,875
                                                                    -----------

             TELECOMMUNICATIONS - 2.3%
  4,400      GTE Corp.............................................      294,525
                                                                    -----------

             TRANSPORTATION SERVICES - 4.7%
  9,000      Norfolk Southern Corp................................      294,187
  5,000      Union Pacific Corp...................................      300,000
                                                                    -----------
                                                                        594,187
                                                                    -----------

                     VAN DEVENTER & HOCH AMERICAN VALUE FUND

--------------------------------------------------------------------------------
 Shares                                                            Market Value
--------------------------------------------------------------------------------

             UTILITIES - 0.9%
  4,000      American Water Works Co..............................  $   113,750
                                                                    -----------

             TOTAL COMMON STOCKS (Cost $7,895,348)................   10,090,707
                                                                    -----------

Principal
 Amount      SHORT TERM INVESTMENTS - 14.2%
--------------------------------------------------------------------------------

             MONEY MARKET - 0.0%
   $ 13      UMB Bank Money Market Fiduciary (Cost $13)...........           13
                                                                    -----------

             U.S. TREASURY - 3.9%
489,000      U.S. Treasury Bills, due 05/20/99 (Cost $487,812)....      487,812
                                                                    -----------

             COMMERCIAL PAPER - 10.3%
375,800      American Express Credit Corp., 4.70% due 05/05/99....      375,555
407,200      Ford Motor Credit Co., 4.78% due 05/18/99............      406,227
517,900      General Electric Capital Corp., 4.77% due 05/10/99...      517,214
                                                                    -----------
             Total Commercial Paper (Cost $1,298,996).............    1,298,996
                                                                    -----------

             TOTAL SHORT TERM INVESTMENTS (Cost $1,786,821).......    1,786,821
                                                                    -----------

             TOTAL INVESTMENTS - 93.9% (Cost $9,682,169)..........   11,877,528
             OTHER ASSETS IN EXCESS OF LIABILITIES - 6.1%.........      777,294
                                                                    -----------
             NET ASSETS - 100.0%..................................  $12,654,822
                                                                    ===========

See accompanying Notes to Financial Statements.

                     VAN DEVENTER & HOCH AMERICAN VALUE FUND


STATEMENT OF ASSETS AND LIABILITIES AS OF APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value
        (identified cost $9,682,169) ...........................     $11,877,528
      Receivables:
            Receivable for securities sold .....................         760,173
            Interest and dividends .............................          12,435
      Deferred organization ....................................          36,539
      Other assets .............................................          16,273
                                                                     -----------
            Total Assets .......................................      12,702,948
                                                                     -----------

LIABILITIES
      Due to advisor ...........................................           7,432
      Accrued expenses .........................................          40,694
                                                                     -----------
            Total Liabilities ..................................          48,126
                                                                     -----------

NET ASSETS .....................................................     $12,654,822
                                                                     ===========

COMPOSITION OF NET ASSETS
Paid-in capital ................................................       9,897,024
Undistributed net investment income ............................          36,173
Accumulated net realized gain on investment transactions .......         526,266
Net unrealized appreciation of investments .....................       2,195,359
                                                                     -----------
      Net assets ...............................................     $12,654,822
                                                                     ===========

Shares outstanding (unlimited number of shares authorized) .....         903,095

Net asset value, offering and redemption price per share .......     $     14.01
                                                                     ===========


See accompanying Notes to Financial Statements.

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                     VAN DEVENTER & HOCH AMERICAN VALUE FUND


STATEMENT OF OPERATIONS - SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (net of withholding taxes of $1,211)
            Dividend income ....................................    $   111,739
            Interest income ....................................         46,797
                                                                    -----------
      Total investment income ..................................        158,536

      EXPENSES
            Advisory fees ......................................         42,374
            Distribution fees ..................................         15,134
            Administration fees ................................         14,818
            Accounting fees ....................................         14,186
            Amortization of organization cost ..................         10,662
            Transfer agent fees ................................         10,555
            Audit fees .........................................          9,238
            Legal fees .........................................          9,021
            Registration fees ..................................          8,799
            Shareholder reporting fees .........................          6,260
            Trustee fees .......................................          1,290
            Miscellaneous ......................................          1,033
                                                                    -----------
      Total expenses ...........................................        143,370
      Fees waived and expenses reimbursed ......................        (69,128)
                                                                    -----------
      Net expenses .............................................         74,242
                                                                    -----------
                  Net investment income ........................         84,294
                                                                    -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
      Net realized gain on investments .........................        526,266
      Change in net unrealized appreciation on investments .....        390,141
                                                                    -----------
      Net realized and unrealized gain on investments ..........        916,407
                                                                    -----------
Net increase in net assets resulting from operations ...........    $ 1,000,701
                                                                    ===========

See accompanying Notes to Financial Statements.

6
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                     VAN DEVENTER & HOCH AMERICAN VALUE FUND


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                 Six Months       May 1, 1998*
                                                    Ended              to
                                               April 30, 1999#  October 31, 1998
                                               ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income .........................  $     84,294    $     95,565
Net realized gain on investments ..............       526,266         655,081
Change in net unrealized appreciation/
  depreciation on investments .................       390,141      (1,735,604)
                                                 ------------    ------------
      INCREASE/DECREASE IN NET ASSETS FROM
        OPERATIONS ............................     1,000,701        (984,958)
                                                 ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income .........................      (143,686)             --
Net realized gain on investment transactions ..      (655,081)             --
                                                 ------------    ------------
      TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....      (798,767)             --
                                                 ============    ============

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold .....................       578,564       1,464,418
Dividend reinvestments ........................       797,718              --
Cost of shares redeemed .......................    (1,946,983)       (892,848)
                                                 ------------    ------------
      NET INCREASE/DECREASE FROM SHARE
        TRANSACTIONS ..........................      (570,701)        571,570
                                                 ============    ============

Total decrease in net assets ..................      (368,767)       (413,388)

NET ASSETS
      Beginning of period .....................    13,023,589      13,436,977
                                                 ------------    ------------
      END OF PERIOD ...........................  $ 12,654,822    $ 13,023,589
                                                 ============    ============

CAPITAL SHARE TRANSACTIONS
Shares sold ...................................        43,832         109,676
Shares reinvested .............................        61,410              --
Shares redeemed ...............................      (145,620)        (64,289)
                                                 ------------    ------------
      Net share activity ......................       (40,378)         45,387
                                                 ============    ============

*Commencement of the Fund.

#Unaudited

See accompanying Notes to Financial Statements.

                                                                               7
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                     VAN DEVENTER & HOCH AMERICAN VALUE FUND


FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                                 Six Months       May 1, 1998*
                                                    Ended            through
                                               April 30, 1999#  October 31, 1998
                                               ---------------  ----------------

Net asset value, beginning....................     $13.80            $14.96
                                                   ------            ------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income.........................       0.10              0.10
Net realized and unrealized gain/loss
  on investments..............................       1.00             (1.26)
                                                   ------            ------
      Total from investment operations........       1.10             (1.16)
                                                   ------            ------

LESS DISTRIBUTIONS:
Dividends from net investment income..........      (0.16)               --
Distributions from capital gains..............      (0.73)               --
                                                   ------            ------
      Total distributions.....................      (0.89)               --
                                                   ------            ------

Net asset value, ending.......................     $14.01            $13.80
                                                   ======            ======


Total return**................................       8.49%            (7.75%)

Net assets, ending (000 omitted)..............    $12,655           $13,024

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets+......       1.23%             1.05%
Ratio of expenses to average net assets
  before reimbursements+......................       2.37%             2.57%
Ratio of net investment income to average
  net assets+.................................       1.39%             1.53%

Portfolio turnover rate.......................       7.31%            19.88%

*Commencement of the Fund.

**Not Annualized.

+Annualized.

#Unaudited.

See accompanying Notes to Financial Statements.

8
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                     VAN DEVENTER & HOCH AMERICAN VALUE FUND

NOTES TO FINANCIAL STATEMENTS AT APRIL 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

Van Deventer & Hoch American Value Fund (the "Fund") is a series of the Advisors Series Trust (the "Trust"). The Trust was organized as a business trust under the laws of the Commonwealth of Delaware on October 3, 1996. The Trust presently consists of thirteen separate series. The Fund is a diversified fund, as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund commenced operations on May 1, 1998 pursuant to a tax free reorganization whereby substantially all of the assets of the Chase Vista American Value Fund were transferred to the Van Deventer & Hoch American Value Fund.

The Van Deventer & Hoch American Value Fund (the "Fund") is a mutual fund that seeks to maximize total return, consisting of capital appreciation (both realized and unrealized) and income, by investing primarily in the equity securities of well-established U.S. companies (i.e. companies with at least a five-year operating history) which, in the opinion of the Fund's advisor, are undervalued by the market.

Effective May 7, 1999, Van Deventer & Hoch American Value Fund, a series of the Advisors Series Trust, was converted into the American Value Fund, a series of the Allegiance Investment Trust in a tax free reorganization. Substantially all of the assets of the Van Deventer & Hoch American Value Fund were transferred into the new trust.

The Allegiance Investment Trust is an open-ended management investment company established under Delaware law (under its predecessor name - Van Deventer & Hoch Funds) as a Delaware business trust on October 15, 1997. Its name was changed to Allegiance Investment Trust on September 2, 1998.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

SECURITY VALUATION

The Fund's investments are carried at fair value. Equity securities listed on an exchange or quoted on a National Market System are valued at the last sale price. Other equity securities are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Fixed income securities are valued on the basis of valuations received from a pricing service, the use of which has been approved by the board of trustees. Short-term obligations are valued at amortized cost, which approximates market value.

ORGANIZATION COSTS

Costs incurred by the Fund in connection with its organization, registration and the initial public offering of shares have been deferred and will be amortized over 5 years.

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                     VAN DEVENTER & HOCH AMERICAN VALUE FUND

NOTES TO FINANCIAL STATEMENTS AT APRIL 30, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES

It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income will be declared and paid annually. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

SECURITY TRANSACTIONS

Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned.
Dividend income is recorded on the ex-dividend date.

ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Van Deventer & Hoch (the "Advisor") acts as the Investment Advisor to the Fund. As Investment Advisor, Van Deventer & Hoch supervises the investments of the Fund and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 0.70% of the Fund's average daily net assets. The Fund is responsible for its own operating expenses. The advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.05% of average net assets (the "expense cap") through December 31, 1998. The Advisor has agreed to an expense limitation of 1.32% for the calendar year ending December 31, 1999. Any such reductions made by the Advisor in the fees, or payment of expenses which are the Fund's obligation, are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal years (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time

                     VAN DEVENTER & HOCH AMERICAN VALUE FUND

--------------------------------------------------------------------------------

the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the six months ended April 30, 1999, the Advisor reduced its fees and absorbed Fund expenses in the amount of $69,128; no amounts were reimbursed to the Advisor.

ADMINISTRATION FEES

Pursuant to an Administration Agreement, Investment Company Administration, L.L.C. (the "Administrator") provides certain administration services to the Fund. In consideration of the services provided by the Administrator, the Administrator receives from the Fund a fee computed daily and paid monthly at an annual rate equal to 0.10% of the Fund's average daily net assets (with an annual minimum of $40,000), on an annualized basis for the Fund's then-current fiscal year.

DISTRIBUTION FEES

The Fund has adopted a Distribution Plan (the "Distribution Plan") in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates not to exceed 0.25% of the average daily net assets of the Fund. Distribution fees were waived for the six months ended April 30, 1999.

SHAREHOLDER SERVICING FEES

The Trust has entered into shareholder servicing agreements with certain shareholder servicing agents (including the Advisor). These agents have agreed to perform specified services to their customers who beneficially own shares of the Fund for a fee of up to .25% of the average daily net assets of the Fund held by investors for whom the agent maintains a servicing relationship. No amounts were accrued or paid under the plan for the six months ended April 30, 1999.

4. INVESTMENT TRANSACTIONS

The  aggregate   purchases  and  sales  of  securities,   excluding   short-term
investments, for the Fund for the six months ended April 30, 1999 is summarized below:

Purchases                                            $ 738,050
Sales                                                1,745,772

At  April  30,  1999,   gross   unrealized   appreciation  and  depreciation  of
investments, based on cost for Federal income tax purposes of $9,682,169 were as follows:

Appreciation                                        $2,524,273
Depreciation                                           328,914
                                                    ----------
Net appreciation on investments                     $2,195,359

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                                     ADVISER
                               Van Deventer & Hoch
                        800 North Brand Blvd., Suite 300
                               Glendale, CA 91203

                                        +

                                   DISTRIBUTOR
                          First Fund Distributors, Inc.
                      4455 East Camelback Road, Suite 261E
                                Phoenix, AZ 85018

                                        +

                                    CUSTODIAN
                           United Missouri Bank, N.A.
                                 928 Grand Blvd.
                              Kansas City, MO 64106

                                        +

                                 TRANSFER AGENT
                        National Financial Data Services
                               330 West 9th Street
                              Kansas City, MO 64105

                                        +

                                    AUDITORS
                               McGladrey & Pullen
                           555 Fifth Avenue, 8th Floor
                             New York, NY 10017-2416

                                        +

                                  LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker, LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104

         This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

         Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

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